CASH, CASH EQUIVALENTS	3 Months Ended
Mar. 31, 2022
CASH, CASH EQUIVALENTS
CASH, CASH EQUIVALENTS

NOTE 5 – CASH AND CASH EQUIVALENTS

	3/31/2022	12/31/2021
Cash in financial institutions	66,041	85,608
Financial investments (a)	83,203	107,051
Total	149,244	192,659

(a)	Financial investments are of immediate liquidity, substantially with Interbank Certificate of Deposit (CDI)/SELIC remuneration. No public security is classified as cash and cash equivalents.